PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
4	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Leasehold improvements	2,013,896	2,484,708	398,823
Hotel fixtures and equipment	305,844	401,193	64,396
Motor vehicles	550	550	88
Construction in progress	35,223	40,865	6,559
Total property and equipment	2,355,513	2,927,316	469,866
Less: Accumulated depreciation and amortization	(654,082)	(956,553)	(153,537)
Total property and equipment, net	1,701,431	1,970,763	316,329

Depreciation and amortization expense of property and equipment is allocated to the following expense items:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	178,279	241,020	314,189	50,431
Sales and marketing expenses	37	38	31	5
General and administrative expenses	2,447	4,233	5,759	924
Total depreciation and amortization expense	180,763	245,291	319,979	51,360

During the year ended December 31, 2011, the Group obtained RMB6,801 compensation from the landlords of two of the Group's leased-and-operated hotels in exchange for the Group agreeing to early terminate the operating lease. As of December 31, 2011, major portion of such compensation has been settled and RMB1,000 was outstanding. The Group recorded net losses on early termination of such lease in the amount of RMB1,916, which represented the amount of compensation net of the write-off of unamortized leasehold improvements of RMB8,717. The net gain or losses has been included as a component of general and administrative expenses in the consolidated statements of comprehensive income.

The Group recognized impairment losses of RMB5,471, RMB13,060 and RMB11,500 (US$1,846) for the years ended December 31, 2010, 2011 and 2012, respectively, in respect of leasehold improvements and hotel fixtures and equipment of certain loss-making leased-and-operated hotels. The Group estimated that the carrying amounts of these leasehold improvements and hotel fixtures and equipment would not be recoverable through future cash flows. The fair value of the property and equipment was based on the discounted future cash flows of the assets. The impairment losses were included in general and administrative expenses in the consolidated statements of comprehensive income.